Share capital - Disclosure of Detail of Change in Founders' Warrants, Warrants, Stock Options and Free Shares (Details)																					12 Months Ended
	May 24, 2024 € / shares	Jul. 20, 2023 € / shares	Jun. 27, 2023 shares	Jun. 22, 2022 € / shares	Jun. 21, 2021 shares € / shares	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 € / shares	Dec. 31, 2025 shares	Dec. 31, 2025 shares uSDollarPerEuro	Dec. 31, 2024 shares
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																					4,936,540		4,172,089
Number of shares issued (in shares)																					0
Outstanding, end of period (in shares)																					4,985,304		4,936,540
BSPCE
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																					467,067		557,367
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					(75,867)		0
Forfeited (in shares)																					(95,100)		(90,300)
Outstanding, end of period (in shares)																					296,100		467,067
Number of shares issuable (in shares)																					296,100	296,100	467,067
BSPCE 09-2014
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																				€ 18.68
Outstanding, beginning of period (in shares)																					0		85,750
Number of shares issued (in shares)																							0
Exercised (in shares)																							0
Forfeited (in shares)																							(85,750)
Outstanding, end of period (in shares)																							0
Number of shares issuable (in shares)																							0
BSPCE 2015-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																			€ 18.57
Outstanding, beginning of period (in shares)																					67,750		68,100
Number of shares issued (in shares)																			71,650		0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					(67,750)		(350)
Outstanding, end of period (in shares)																					0		67,750
Number of shares issuable (in shares)																					0	0	67,750
BSPCE 2015-3
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																		€ 20.28
Outstanding, beginning of period (in shares)																					27,350		28,400
Number of shares issued (in shares)																		53,050			0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					(27,350)		(1,050)
Outstanding, end of period (in shares)																					0		27,350
Number of shares issuable (in shares)																					0	0	27,350
BSPCE 2016
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																€ 14.46
Outstanding, beginning of period (in shares)																					194,917		197,017
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					(72,867)		0
Forfeited (in shares)																					0		(2,100)
Outstanding, end of period (in shares)																					122,050		194,917
Number of shares issuable (in shares)																					122,050	122,050	194,917
BSPCE 2017
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares														€ 15.93
Outstanding, beginning of period (in shares)																					177,050		178,100
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					(3,000)		0
Forfeited (in shares)																					0		(1,050)
Outstanding, end of period (in shares)																					174,050		177,050
Number of shares issuable (in shares)																					174,050	174,050	177,050
BSA
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																					141,251		151,251
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					(85,000)		(10,000)
Outstanding, end of period (in shares)																					56,251		141,251
Number of shares issuable (in shares)																					14,431	14,431	14,431
BSA 2014
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																				€ 17.67
Outstanding, beginning of period (in shares)																					0		10,000
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		(10,000)
Outstanding, end of period (in shares)																					0		0
Number of shares issuable (in shares)																					0	0	0
BSA 2015-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																			€ 17.67
Outstanding, beginning of period (in shares)																					21,000		21,000
Number of shares issued (in shares)																			26,000		0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					(21,000)		0
Outstanding, end of period (in shares)																					0		21,000
Number of shares issuable (in shares)																					0	0	0
BSA 2015-2 a
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																	€ 19.54
Outstanding, beginning of period (in shares)																					64,000		64,000
Number of shares issued (in shares)																	64,000				0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					(64,000)		0
Outstanding, end of period (in shares)																					0		64,000
Number of shares issuable (in shares)																					0	0	0
BSA 2018-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares													€ 13.55
Outstanding, beginning of period (in shares)																					0		0
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding, end of period (in shares)																					0		0
Number of shares issuable (in shares)																					0	0	0
BSA 2018-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares												€ 16.10
Outstanding, beginning of period (in shares)																					5,820		5,820
Number of shares issued (in shares)												5,820									0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding, end of period (in shares)																					5,820		5,820
Number of shares issuable (in shares)																					0	0	0
BSA 2019-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares											€ 11.66
Outstanding, beginning of period (in shares)																					18,000		18,000
Number of shares issued (in shares)											18,000										0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding, end of period (in shares)																					18,000		18,000
Number of shares issuable (in shares)																					0	0	0
BSA 2020
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares								€ 6.59
Outstanding, beginning of period (in shares)																					18,000		18,000
Number of shares issued (in shares)								18,000													0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding, end of period (in shares)																					18,000		18,000
Number of shares issuable (in shares)																					0	0	0
BSA 2021
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares						€ 13.47	€ 13.47
Outstanding, beginning of period (in shares)																					14,431		14,431
Number of shares issued (in shares)							48,103														0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding, end of period (in shares)																					14,431		14,431
Number of shares issuable (in shares)																					14,431	14,431	14,431
OSA
Share Based Payment [Roll Forward]
Outstanding at beginning of period (in shares)																					3,512,302		2,336,175
Issued (in shares)																					1,249,005		1,224,780
Exercised (in shares)																					(97,530)		0
Forfeited (in shares)																					(30,824)		(48,653)
Outstanding at end of period (in shares)																					4,632,953		3,512,302
Number of shares issuable (in shares)																					1,412,569	1,412,569	939,927
OSA 2016-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares																€ 13.05
Outstanding at beginning of period (in shares)																					400		400
Issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding at end of period (in shares)																					400		400
Number of shares issuable (in shares)																					400	400	400
OSA 2016-2
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares															€ 14.26
Outstanding at beginning of period (in shares)																					4,000		4,000
Issued (in shares)															4,000						0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding at end of period (in shares)																					4,000		4,000
Number of shares issuable (in shares)																					4,000	4,000	4,000
OSA 2017
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares														€ 14.97
Outstanding at beginning of period (in shares)																					500		500
Issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding at end of period (in shares)																					500		500
Number of shares issuable (in shares)																					500	500	500
OSA 2018
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares													€ 12.87
Outstanding at beginning of period (in shares)																					50,000		52,000
Issued (in shares)													62,000								0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		(2,000)
Outstanding at end of period (in shares)																					50,000		50,000
Number of shares issuable (in shares)																					50,000	50,000	50,000
OSA 2019-1
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares											€ 11.08
Outstanding at beginning of period (in shares)																					24,750		25,750
Issued (in shares)											37,500										0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		(1,000)
Outstanding at end of period (in shares)																					24,750		24,750
Number of shares issuable (in shares)																					24,750	24,750	24,750
OSA LLY 2019
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares										€ 6.41
Outstanding at beginning of period (in shares)																					500,000		500,000
Issued (in shares)										500,000											0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding at end of period (in shares)																					500,000		500,000
Number of shares issuable (in shares)																					50,000	50,000	0
OSA 2020
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares									€ 6.25
Outstanding at beginning of period (in shares)																					368,707		377,775
Issued (in shares)									407,972												0		0
Exercised (in shares)																					(53,900)		0
Forfeited (in shares)																					(8,000)		(9,068)
Outstanding at end of period (in shares)																					306,807		368,707
Number of shares issuable (in shares)																					306,807	306,807	368,707
OSA 2021-04
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares							€ 13.74
Outstanding at beginning of period (in shares)																					384,132		396,200
Issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					(5,000)		(12,068)
Outstanding at end of period (in shares)																					379,132		384,132
Number of shares issuable (in shares)																					72,592	72,592	38,532
OSA 2021-06
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares					€ 12.99
Outstanding at beginning of period (in shares)																					120,000		120,000
Issued (in shares)					60,000																0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding at end of period (in shares)																					60,000		120,000
Number of shares issuable (in shares)																					6,600	6,600	60,000
OSA 2022-06
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares				€ 4.16
Outstanding at beginning of period (in shares)																					519,413		540,690
Issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					(15,713)		(21,277)
Outstanding at end of period (in shares)																					485,456		519,413
Number of shares issuable (in shares)																					392,585	392,585	286,750
OSA 2023-01
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares		€ 5.00
Outstanding at beginning of period (in shares)																					318,860		318,860
Issued (in shares)																					0		0
Exercised (in shares)																					0		0
Forfeited (in shares)																					0		0
Outstanding at end of period (in shares)																					318,860		318,860
Number of shares issuable (in shares)																					106,287	106,287	106,288
OSA 2024-01
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares	€ 5.81	€ 5.81
Outstanding at beginning of period (in shares)																					1,221,540		0
Issued (in shares)																					0		1,224,780
Exercised (in shares)																					(25,286)		0
Forfeited (in shares)																					(2,110)		(3,240)
Outstanding at end of period (in shares)																					1,194,144		1,221,540
Number of shares issuable (in shares)																					398,048	398,048	0
OSA 2025-01
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares	3.36			3.36	€ 3.36
Outstanding at beginning of period (in shares)																					0
Issued (in shares)					8,000																8,000
Exercised (in shares)																					0
Forfeited (in shares)																					0
Outstanding at end of period (in shares)																					8,000		0
Number of shares issuable (in shares)																					0	0
OSA 2025-02
Share Based Payment [Roll Forward]
Exercise price (in euros per share) | € / shares	€ 2.97			€ 2.97	€ 2.97
Outstanding at beginning of period (in shares)																					0
Issued (in shares)					1,241,005																1,241,005
Exercised (in shares)																					(100)
Forfeited (in shares)																					(1)
Outstanding at end of period (in shares)																					1,240,904		0
Number of shares issuable (in shares)																					0	0
AGA
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																					815,920		1,127,296
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					(809,820)		(293,523)
Forfeited (in shares)																					(5,700)		(17,853)
Outstanding, end of period (in shares)																					0		815,920
Number of shares issuable (in shares)																					0	0	815,920
AGA 2022
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																					0		293,776
Number of shares issued (in shares)																					0		0
Exercised (in shares)																					0		(293,523)
Forfeited (in shares)																					0		(253)
Outstanding, end of period (in shares)																					0		0
Number of shares issuable (in shares)																					0	0	0
AGA 2023 - P1
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																					392,460		400,960
Number of shares issued (in shares)			427,110																		0		0
Exercised (in shares)																					(392,060)	(392,060)	0
Forfeited (in shares)																					0		(8,500)
Outstanding, end of period (in shares)																					0		392,460
Number of shares issuable (in shares)																					0	0	392,460
AGA 2023 - P2
Share Based Payment [Roll Forward]
Outstanding, beginning of period (in shares)																					423,460		432,560
Number of shares issued (in shares)			439,210																		0		0
Exercised (in shares)																					(417,760)	(417,760)	0
Forfeited (in shares)																					(5,700)		(9,100)
Outstanding, end of period (in shares)																					0	0	423,460
Number of shares issuable (in shares)																					0	0	423,460
OSA 2021 06 O and OSA 2021 06
Share Based Payment [Roll Forward]
Outstanding at end of period (in shares)																					120,000